Segment reporting (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Information of Reportable Segments Provided to Chief Operating Decision Maker for Purposes of Resource Allocation and Assessment of Segment Performance
The segment results of the Group for the year ended December 31, 2019 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,996	2,747	(2,401)	—	3,342
Over time	149,799	2,785	(1,604)	—	150,980

Revenue from external customers	152,591	1,731	—	—	154,322
Inter-segment sales	204	3,801	(4,005)	—	—

Reportable segment revenue	152,795	5,532	(4,005)	—	154,322

Reportable segment profit before taxation	3,020	558	2	490	4,070

Reportable segment profit after taxation	2,224	446	2	423	3,095

Other segment information
Income tax	796	112	—	67	975
Interest income	64	41	(31)	—	74
Interest expense	5,833	43	(31)	—	5,845
Depreciation and amortization	24,256	354	—	—	24,610
Impairment loss	38	—	—	—	38
Credit loss	11	2	—	—	13
Share of associates’ results	—	—	—	(178)	(178)
Share of joint ventures’ results	—	—	—	365	365
Remeasurement of the originally held equity interests in a joint venture	—	—	—	13	13
Change in fair value of financial assets / liabilities	—	—	—	265	265
Non-current assets additions during the year #	44,851	739	—	—	45,590

The segment results of the Group for the year ended December 31, 2018 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Disaggregated by timing of revenue recognition
Point in time	2,532	1,975	(1,596)	—	2,911
Over time	139,671	3,822	(2,781)	—	140,712

Revenue from external customers	141,968	1,655	—	—	143,623
Inter-segment sales	235	4,142	(4,377)	—	—

Reportable segment revenue	142,203	5,797	(4,377)	—	143,623

Reportable segment profit before taxation	3,448	604	(60)	495	4,487

Reportable segment profit after taxation	2,567	457	(60)	492	3,456

Other segment information
Income tax	881	147	—	3	1,031
Interest income	107	18	—	—	125
Interest expense	3,054	148	—	—	3,202
Depreciation and amortization	14,084	282	—	—	14,366
Impairment loss	12	—	—	—	12
Credit loss	2	1	—	—	3
Share of associates’ results	—	—	—	263	263
Share of joint ventures’ results	—	—	—	200	200
Fair value movement of financial instruments	—	—	—	12	12
Non-current assets additions during the year #	37,155	406	—	—	37,561

The segment results of the Group for the year ended December 31, 2017 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
Revenue from external customers	126,077	1,412	—	—	127,489
Inter-segment sales	159	2,823	(2,982)	—	—

Reportable segment revenue	126,236	4,235	(2,982)	—	127,489

Reportable segment profit before taxation	7,708	529	—	561	8,798

Reportable segment profit after taxation	5,875	381	—	577	6,833

Other segment information
Income tax	1,833	148	—	(16)	1,965
Interest income	74	15	—	—	89
Interest expense	2,724	23	—	—	2,747
Depreciation and amortization	13,112	201	—	—	13,313
Impairment loss	440	2	—	—	442
Share of associates’ results	—	—	—	420	420
Share of joint ventures’ results	—	—	—	99	99
Remeasurement of the originally held equity interests in a joint venture	—	—	—	88	88
Fair value movement of derivative financial instruments	—	—	—	(64)	(64)
Non-current assets additions during the year #	30,776	1,828	—	—	32,604

The segment assets and liabilities of the Group as at December 31, 2019 and December 31, 2018 are as follows:

	Airline transportation operations	Other segments	Elimination	Unallocated*	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
As at December 31, 2019
Reportable segment assets	295,439	7,048	(3,662)	7,821	306,646
Reportable segment liabilities	230,738	2,458	(3,604)	—	229,592

As at December 31, 2018
Reportable segment assets	234,755	6,479	(1,829)	7,250	246,655
Reportable segment liabilities	167,806	2,391	(1,769)	44	168,472

*
Unallocated assets primarily include interest in associates and joint ventures, derivative financial assets and equity securities. Unallocated results primarily include the share of results of associates and joint ventures, dividend income from equity securities, and the fair value movement of financial instruments recognized through profit or loss.

#
The additions of
non-current
assets do not include interest in associates and joint ventures, other equity instrument investments, other non-current
financial assets, derivative financial assets and deferred tax assets.

Revenues by Geographical Segment
The Group’s revenue by geographical segment are analysed based on the following criteria:

(1)
Traffic revenue from services of both origin and destination within the PRC (excluding Hong Kong Special Administrative Region, Macau Special Administrative Region and Taiwan (“Hong Kong, Macau and Taiwan”)), is classified as domestic revenue. Traffic revenue with origin and destination among PRC, Hong Kong, Macau and Taiwan is classified as Hong Kong, Macau and Taiwan revenue; while that with origin from or destination to other overseas markets is classified as international revenue.

(2)
Revenue from commission income, hotel and tour operation, air catering services, ground services, cargo handling and other miscellaneous services are classified on the basis of where the services are performed.

	2019	2018	2017
	RMB million	RMB million	RMB million
Domestic	110,112	103,287	92,986
International	41,651	37,773	32,117
Hong Kong, Macau and Taiwan	2,559	2,563	2,386

	154,322	143,623	127,489

Reconciliation of Reportable Segment Revenue, Profit before Income Tax, Assets and Liabilities to Consolidated Figures
(c)	Reconciliation of reportable segment revenue, profit before income tax, assets and liabilities to the consolidated figures as reported in the consolidated financial statements

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Revenue
Reportable segment revenue	6(a)	154,322	143,623	127,489
Reclassification of expired sales in advance of carriage	(i)	—	—	396
Reclassification of sales tax		—	—	(65)
Adjustments arising from business combinations under common control	(iv)	—	—	(14)

Consolidated revenue		154,322	143,623	127,806

		2019	2018	2017
	Note	RMB million	RMB million	RMB million
Profit before income tax
Reportable segment profit before taxation	6(a)	4,070	4,487	8,798
Capitalization of exchange difference of specific loans	(ii)	(16)	(124)	47
Government grants	(iii)	1	1	21
Adjustments arising from business combinations under common control	(iv)	—	—	8

Consolidated profit before income tax		4,055	4,364	8,874

		2019	2018
	Note	RMB million	RMB million
Assets
Reportable segment assets	6(a)	306,646	246,655
Capitalization of exchange difference of specific loans	(ii)	56	72
Government grants	(iii)	(6)	(7)
Adjustments arising from business combinations under common control	(iv)	237	237
Others		(5)	(8)

Consolidated total assets		306,928	246,949

		2019	2018
		RMB million	RMB million
Liabilities
Reportable segment liabilities	6(a)	229,592	168,472
Others		7	8

Consolidated total liabilities		229,599	168,480

Notes:

(i)
Expired sales in advance of carriage are recorded under
non-operating
income in the 2017 PRC GAAP financial statements. Such income is recognized as other operating revenue in the IFRS financial statements. Effective from January 1, 2018, ticket breakage revenue is included in traffic revenue, as a result of the adoption of IFRS 15 (see Note 2(b)), and the same adjustment was also adopted in the PRC GAAP financial statements.

(ii)
In accordance with the PRC GAAP, exchange difference arising on translation of specific loans and related interest denominated in a foreign currency is capitalized as part of the cost of qualifying assets. Under IFRSs, such exchange difference is recognized in income statement unless the exchange difference represents an adjustment to interest.

(iii)
In accordance with the PRC GAAP, assets related government grants (other than special funds) are deducted from the cost of the related assets. Special funds granted by the government and clearly defined in the approval documents as part of “capital reserve” are accounted for as increase in capital reserve. Under IFRSs, assets related government grants are deducted to the cost of the related assets. The difference is resulted from government grants received in previous years and are recognized in capital reserve under PRC GAAP.

(iv)
In accordance with the PRC GAAP, the Company accounts for the business combination under common control by applying the pooling-of-interest
method. Under the
pooling-of-interest
method, the difference between the historical carrying amount of the acquiree and the consideration paid is accounted for as an equity transaction. Business combinations under common control are accounted for as if the acquisition had occurred at the beginning of the earliest comparative year presented or, if later, at the date that common control was established; for this purpose, relevant comparative figures are restated under PRC GAAP. Under IFRSs, the Company adopts the purchase accounting method for acquisition of business under common control.